Quarterly Report
August 31, 2023
MFS®  Blended Research®
Growth Equity Fund
BRW-Q1

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 0.3%
Howmet Aerospace, Inc.	14,531	$718,849
Airlines – 0.2%
American Airlines Group, Inc. (a)	39,543	$582,468
Apparel Manufacturers – 0.5%
Skechers USA, Inc., “A” (a)	26,788	$1,347,704
Automotive – 1.9%
Tesla, Inc.	19,748	$5,096,564
Biotechnology – 0.1%
Exelixis, Inc. (a)	17,975	$402,460
Broadcasting – 0.7%
Netflix, Inc.	4,047	$1,755,103
Brokerage & Asset Managers – 1.8%
Apollo Global Management, Inc.	38,828	$3,391,238
LPL Financial Holdings, Inc.	5,661	1,305,370
		$4,696,608
Business Services – 2.5%
Dropbox, Inc. (a)	87,797	$2,439,879
Fiserv, Inc. (a)	5,759	699,085
GoDaddy, Inc. (a)	3,468	251,465
Verisk Analytics, Inc., “A”	7,022	1,700,869
WEX, Inc. (a)	7,070	1,386,992
		$6,478,290
Computer Software – 15.6%
Adobe Systems, Inc. (a)	11,342	$6,344,034
Autodesk, Inc. (a)	9,083	2,015,881
Microsoft Corp.	88,023	28,850,419
Palo Alto Networks, Inc. (a)	14,851	3,613,248
		$40,823,582
Computer Software - Systems – 13.4%
Apple, Inc.	169,936	$31,925,876
ServiceNow, Inc. (a)	5,395	3,176,738
		$35,102,614
Construction – 0.5%
Masco Corp.	24,220	$1,429,222
Consumer Products – 1.3%
Colgate-Palmolive Co.	6,704	$492,543
e.l.f. Beauty, Inc. (a)	3,139	435,410
Kimberly-Clark Corp.	19,054	2,454,727
		$3,382,680
Consumer Services – 3.0%
Booking Holdings, Inc. (a)	1,679	$5,213,345
Expedia Group, Inc. (a)	24,120	2,614,367
		$7,827,712

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.1%
Amphenol Corp., “A”	2,920	$258,070
Electronics – 10.9%
Applied Materials, Inc.	34,697	$5,300,314
Broadcom, Inc.	1,800	1,661,202
Lam Research Corp.	6,906	4,850,774
NVIDIA Corp.	29,140	14,382,047
NXP Semiconductors N.V.	11,924	2,453,005
		$28,647,342
Energy - Independent – 1.0%
EOG Resources, Inc.	14,622	$1,880,682
Phillips 66	6,526	745,008
		$2,625,690
Food & Beverages – 1.8%
Archer Daniels Midland Co.	24,840	$1,969,812
PepsiCo, Inc.	15,862	2,822,167
		$4,791,979
Gaming & Lodging – 0.5%
Las Vegas Sands Corp.	25,298	$1,387,848
Health Maintenance Organizations – 1.7%
Cigna Group	9,763	$2,697,126
UnitedHealth Group, Inc.	3,930	1,872,960
		$4,570,086
Insurance – 2.3%
Ameriprise Financial, Inc.	8,651	$2,920,404
Equitable Holdings, Inc.	95,000	2,736,000
MetLife, Inc.	5,337	338,046
		$5,994,450
Internet – 12.6%
Alphabet, Inc., “A” (a)	83,038	$11,307,285
Alphabet, Inc., “C” (a)	74,758	10,268,011
Gartner, Inc. (a)	10,249	3,583,870
Meta Platforms, Inc., “A” (a)	26,470	7,832,208
		$32,991,374
Leisure & Toys – 0.3%
Polaris, Inc.	7,774	$871,388
Machinery & Tools – 2.2%
AGCO Corp.	7,000	$906,710
Ingersoll Rand, Inc.	40,746	2,836,329
Regal Rexnord Corp.	1,790	290,320
Timken Co.	21,545	1,646,469
		$5,679,828
Medical & Health Technology & Services – 3.3%
Cardinal Health, Inc.	16,773	$1,464,786
IQVIA Holdings, Inc. (a)	13,811	3,074,743
McKesson Corp.	7,567	3,120,026
Veeva Systems, Inc. (a)	5,399	1,126,771
		$8,786,326

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.3%
Agilent Technologies, Inc.	3,836	$464,425
Align Technology, Inc. (a)	7,796	2,885,611
Bruker BioSciences Corp.	2,274	149,174
		$3,499,210
Network & Telecom – 1.2%
Equinix, Inc., REIT	3,889	$3,038,787
Other Banks & Diversified Financials – 2.6%
Mastercard, Inc., “A”	3,822	$1,577,110
Visa, Inc., “A”	20,967	5,151,173
		$6,728,283
Pharmaceuticals – 3.7%
AbbVie, Inc.	11,945	$1,755,437
Eli Lilly & Co.	4,552	2,522,718
Incyte Corp.	11,430	737,578
Merck & Co., Inc.	10,169	1,108,218
Vertex Pharmaceuticals, Inc. (a)	10,244	3,568,395
		$9,692,346
Railroad & Shipping – 1.0%
CSX Corp.	79,124	$2,389,545
Union Pacific Corp.	1,058	233,363
		$2,622,908
Real Estate – 0.5%
Ryman Hospitality Properties, Inc., REIT	2,770	$235,533
Simon Property Group, Inc., REIT	9,496	1,077,701
		$1,313,234
Specialty Chemicals – 0.7%
Chemours Co.	51,977	$1,768,258
Specialty Stores – 9.1%
Amazon.com, Inc. (a)	118,104	$16,299,533
Costco Wholesale Corp.	351	192,797
Home Depot, Inc.	6,497	2,145,959
O'Reilly Automotive, Inc. (a)	3,415	3,209,076
Ross Stores, Inc.	7,382	899,201
Ulta Beauty, Inc. (a)	805	334,099
Walmart Stores, Inc.	4,385	713,045
		$23,793,710
Utilities - Electric Power – 1.2%
Vistra Corp.	97,049	$3,049,280
Total Common Stocks		$261,754,253
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.3% (v)	3,327,695	$3,328,028

Other Assets, Less Liabilities – (1.1)%		(2,979,993)
Net Assets – 100.0%		$262,102,288
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,328,028 and $261,754,253, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$261,754,253	$—	$—	$261,754,253
Mutual Funds	3,328,028	—	—	3,328,028
Total	$265,082,281	$—	$—	$265,082,281
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$298,134	$10,708,756	$7,678,818	$(404)	$360	$3,328,028
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$26,442	$—